JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
601 Congress Street
Boston, MA 02210-2805
November 21, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	John Hancock Life Insurance Company of New York Separate Account A
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
File No. 333-176428
Ladies and Gentlemen:
          On behalf of John Hancock Life Insurance Company of New York Separate Account A (the “Registrant”), a separate account of John Hancock Life Insurance Company of New York (the “Depositor” or “Company”), we transmit for filing via EDGAR an amended registration statement on Form N-4 under the Securities Act of 1933 for the registration of a flexible purchase payment deferred variable annuity contract (“Venture® Opportunity A-Series Variable Annuity Contract” or “Contract”) to be issued by the Company.
          In response to Securities and Exchange Commission staff comments, prospectus changes in this pre-effective amendment include: state-mandated variations on several of our administrative procedures; clarification of California’s free look provision for seniors; an expanded definition of “Lifetime Income Date”; a maximum charge percentage entry in the sales charges tables; expanded disclosure on our reserved right to restrict investment options; enhanced disclosure on dollar cost averaging (DCA) account crediting rates and on the systematic withdrawal plan; additional disclosure on pro rata reductions of death benefits; information on revocation of riders and the right to decline rider fee increases; a new subsection on DCA and the portfolio stabilization process; expanded disclosure on reduction of the front-end sales charge through additional purchase payments; revised tax disclosure relating to non-qualified Contracts; and other non-material, stylistic or wording changes. In addition, we have added disclosure of the alternate name “Venture Opportunity EMP Series” for Contracts offered to eligible employees and their families.
          We also hereby change our request for the acceleration of the effective date of the Registration Statement to December 2, 2011.
          Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel — Annuities at (617) 663-2184.
Very truly yours,

/s/ Thomas J. Loftus Thomas J. Loftus
Senior Counsel — Annuities